PGIM Total Return Bond ETF Expense Example - PGIM Total Return Bond ETF - No Share Class	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	$ 627